Income Taxes - Narrative (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Uncertain tax position	$ 432,343,000	$ 56,931,000	$ 70,888,000
Unrecognized tax benefits resulting from acquisitions	13,100,000	21,000,000.0
Unrecognized tax benefits is reasonably possibility	16,200,000
Unrecognized tax benefits that would impact effective tax rate	419,200,000	35,900,000
Accrued interest and penalties for uncertain tax positions	16,100,000	3,100,000
Accrued interest and penalties, uncertain tax position, current	4,900,000
Accrued interest and penalties, uncertain tax position, noncurrent	19,200,000
Income tax payable
Operating Loss Carryforwards [Line Items]
Uncertain tax position	8,600,000	500,000
Other long-term liabilities
Operating Loss Carryforwards [Line Items]
Uncertain tax position	423,700,000	56,400,000
Federal and State Tax Authority
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards subject to expiration	637,400,000	586,900,000
Tax loss carryforwards not subject to expiration	571,000,000.0	589,600,000
Foreign Tax Jurisdiction
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards subject to expiration	1,500,000	1,500,000
Tax loss carryforwards not subject to expiration	$ 90,800,000	$ 97,500,000